Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 1.8%
________________________________________________________________________________________________________
Airbus SE	47,123	$6,920,669
CAE, Inc.	167,980	4,982,027
________________________________________________________________________________________________________
		$11,902,696
________________________________________________________________________________________________________
Banks — 7.3%
________________________________________________________________________________________________________
Banco Santander SA	1,379,107	$5,434,910
Canadian Imperial Bank of Commerce	65,233	5,319,590
Citigroup, Inc.	89,960	6,693,924
Danske Bank A/S	205,671	3,433,323
HSBC Holdings PLC	395,476	2,875,182
ING Groep NV	325,028	3,528,896
KBC Group NV	32,207	2,363,199
KeyCorp	269,464	5,041,672
Nordea Bank Abp	315,071	2,485,393
Skandinaviska Enskilda Banken AB, Class A	257,303	2,542,648
Svenska Handelsbanken AB, Class A	253,349	2,482,112
Swedbank AB, Class A	173,755	2,667,787
UniCredit SpA	210,320	2,809,307
________________________________________________________________________________________________________
		$47,677,943
________________________________________________________________________________________________________
Beverages — 2.5%
________________________________________________________________________________________________________
Anheuser-Busch InBev SA/NV	57,687	$4,351,907
Coca-Cola Co. (The)	108,879	6,358,534
Diageo PLC	137,257	5,427,567
________________________________________________________________________________________________________
		$16,138,008
________________________________________________________________________________________________________
Biotechnology — 0.8%
________________________________________________________________________________________________________
CSL, Ltd.	25,880	$5,322,703
________________________________________________________________________________________________________
		$5,322,703
________________________________________________________________________________________________________
Building Products — 0.9%
________________________________________________________________________________________________________
Assa Abloy AB, Class B	246,761	$5,857,190
________________________________________________________________________________________________________
		$5,857,190
________________________________________________________________________________________________________
Capital Markets — 0.8%
________________________________________________________________________________________________________
Morgan Stanley	96,634	$5,050,093
________________________________________________________________________________________________________
		$5,050,093
________________________________________________________________________________________________________
Chemicals — 2.0%
________________________________________________________________________________________________________
BASF SE	50,386	$3,400,887
Chr. Hansen Holding A/S	52,991	3,943,736
Sika AG	30,360	5,459,499
________________________________________________________________________________________________________
		$12,804,122
________________________________________________________________________________________________________
Construction & Engineering — 0.0%(1)
________________________________________________________________________________________________________
Abengoa SA, Class A(2)	74,946	$1,633
Abengoa SA, Class B(2)	774,970	8,323
________________________________________________________________________________________________________
		$9,956
________________________________________________________________________________________________________
Consumer Finance — 1.2%
________________________________________________________________________________________________________
Capital One Financial Corp.	54,103	$5,399,479
OneMain Holdings, Inc.	59,750	2,531,608
________________________________________________________________________________________________________
		$7,931,087
________________________________________________________________________________________________________
Diversified Financial Services — 2.4%
________________________________________________________________________________________________________
Berkshire Hathaway, Inc., Class B(2)	31,300	$7,024,659
ORIX Corp.	530,003	8,953,055
________________________________________________________________________________________________________
		$15,977,714
________________________________________________________________________________________________________
Diversified Telecommunication Services — 0.4%
________________________________________________________________________________________________________
Deutsche Telekom AG	152,113	$2,463,591
________________________________________________________________________________________________________
		$2,463,591
________________________________________________________________________________________________________
Electric Utilities — 3.1%
________________________________________________________________________________________________________
Enel SpA	317,381	$2,766,392
Fortum Oyj	132,859	3,215,173
Iberdrola SA	470,823	5,151,434
NextEra Energy, Inc.	34,565	9,270,333
________________________________________________________________________________________________________
		$20,403,332
________________________________________________________________________________________________________
Electrical Equipment — 1.9%
________________________________________________________________________________________________________
ABB, Ltd.(2)	36,455	$848,743
Melrose Industries PLC	3,710,271	11,370,825
________________________________________________________________________________________________________
		$12,219,568
________________________________________________________________________________________________________
Electronic Equipment, Instruments & Components — 2.2%
________________________________________________________________________________________________________
CDW Corp.	27,749	$3,619,857
Keyence Corp.	22,681	7,624,374
Murata Manufacturing Co., Ltd.	58,227	3,296,510
________________________________________________________________________________________________________
		$14,540,741
________________________________________________________________________________________________________
Energy Equipment & Services — 0.5%
________________________________________________________________________________________________________
Schlumberger, Ltd.	106,186	$3,558,293
________________________________________________________________________________________________________
		$3,558,293
________________________________________________________________________________________________________
Entertainment — 2.0%
________________________________________________________________________________________________________
Nintendo Co., Ltd.	9,772	$3,594,685
Walt Disney Co. (The)	67,024	9,270,089
________________________________________________________________________________________________________
		$12,864,774
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 1.8%
________________________________________________________________________________________________________
American Tower Corp.	24,908	$5,772,180
Equity Residential	37,710	3,132,947
Simon Property Group, Inc.	23,958	3,190,007
________________________________________________________________________________________________________
		$12,095,134
________________________________________________________________________________________________________
Food Products — 2.4%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	115,311	$6,616,545
Nestle SA(2)	81,849	9,027,339
________________________________________________________________________________________________________
		$15,643,884
________________________________________________________________________________________________________
Gas Utilities — 0.3%
________________________________________________________________________________________________________
Snam SpA	323,254	$1,732,532
________________________________________________________________________________________________________
		$1,732,532
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.2%
________________________________________________________________________________________________________
Baxter International, Inc.	61,313	$5,470,346
Boston Scientific Corp.(2)	164,307	6,879,534
Danaher Corp.	35,134	5,652,006
Intuitive Surgical, Inc.(2)	9,668	5,411,953
Straumann Holding AG	4,338	4,134,688
________________________________________________________________________________________________________
		$27,548,527
________________________________________________________________________________________________________
Health Care Providers & Services — 0.8%
________________________________________________________________________________________________________
Anthem, Inc.	19,001	$5,040,585
________________________________________________________________________________________________________
		$5,040,585
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 1.3%
________________________________________________________________________________________________________
Compass Group PLC	217,522	$5,377,623
Sodexo SA	31,551	3,303,541
________________________________________________________________________________________________________
		$8,681,164
________________________________________________________________________________________________________
Industrial Conglomerates — 1.7%
________________________________________________________________________________________________________
DCC PLC	67,565	$5,455,330
Siemens AG	48,448	5,975,484
________________________________________________________________________________________________________
		$11,430,814
________________________________________________________________________________________________________
Insurance — 3.8%
________________________________________________________________________________________________________
AIA Group, Ltd.	573,797	$5,685,723
Aviva PLC	1,066,234	5,587,588
Chubb, Ltd.	22,002	3,344,084
Progressive Corp. (The)	66,889	5,397,273
Prudential PLC	265,466	4,720,084
________________________________________________________________________________________________________
		$24,734,752
________________________________________________________________________________________________________
Interactive Media & Services — 5.7%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(2)(3)	16,086	$23,071,024
Facebook, Inc., Class A(2)	47,132	9,516,422
Tencent Holdings, Ltd.	105,053	5,009,996
________________________________________________________________________________________________________
		$37,597,442
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 3.1%
________________________________________________________________________________________________________
Amazon.com, Inc.(2)	10,041	$20,169,558
________________________________________________________________________________________________________
		$20,169,558
________________________________________________________________________________________________________
IT Services — 2.8%
________________________________________________________________________________________________________
Amadeus IT Group SA	136,047	$10,666,910
Visa, Inc., Class A	38,484	7,657,161
________________________________________________________________________________________________________
		$18,324,071
________________________________________________________________________________________________________
Leisure Products — 0.9%
________________________________________________________________________________________________________
Yamaha Corp.	112,323	$5,738,232
________________________________________________________________________________________________________
		$5,738,232
________________________________________________________________________________________________________
Life Sciences Tools & Services — 0.6%
________________________________________________________________________________________________________
Lonza Group AG	9,622	$3,951,657
________________________________________________________________________________________________________
		$3,951,657
________________________________________________________________________________________________________
Machinery — 7.0%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(2)	203,216	$7,175,557
ITT, Inc.	98,507	6,607,850
Komatsu, Ltd.	259,331	5,734,073
Sandvik AB	344,053	6,279,547
SMC Corp.	10,826	4,673,249
Stanley Black & Decker, Inc.	58,473	9,316,503
Xylem, Inc.	75,310	6,149,815
________________________________________________________________________________________________________
		$45,936,594
________________________________________________________________________________________________________
Metals & Mining — 1.1%
________________________________________________________________________________________________________
Rio Tinto, Ltd.	106,216	$6,892,179
________________________________________________________________________________________________________
		$6,892,179
________________________________________________________________________________________________________
Multi-Utilities — 0.8%
________________________________________________________________________________________________________
CMS Energy Corp.	75,733	$5,188,468
________________________________________________________________________________________________________
		$5,188,468
________________________________________________________________________________________________________
Multiline Retail — 0.3%
________________________________________________________________________________________________________
Wesfarmers, Ltd.	76,663	$2,300,044
________________________________________________________________________________________________________
		$2,300,044
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 3.4%
________________________________________________________________________________________________________
ConocoPhillips	111,096	$6,602,436
EOG Resources, Inc.	67,044	4,888,178
Exxon Mobil Corp.	83,483	5,185,964
Phillips 66	62,571	5,717,112
________________________________________________________________________________________________________
		$22,393,690
________________________________________________________________________________________________________
Paper & Forest Products — 0.3%
________________________________________________________________________________________________________
Stora Enso Oyj, Class R	129,515	$1,681,169
________________________________________________________________________________________________________
		$1,681,169
________________________________________________________________________________________________________
Personal Products — 1.3%
________________________________________________________________________________________________________
Unilever PLC	146,323	$8,728,360
________________________________________________________________________________________________________
		$8,728,360
________________________________________________________________________________________________________
Pharmaceuticals — 6.7%
________________________________________________________________________________________________________
Eli Lilly & Co.	46,660	$6,515,602
GlaxoSmithKline PLC	271,003	6,362,991
Novartis AG	63,940	6,040,290
Novo Nordisk A/S, Class B	98,034	5,967,491
Roche Holding AG PC	7,304	2,450,261
Sanofi	87,731	8,460,630
Zoetis, Inc.	60,818	8,162,384
________________________________________________________________________________________________________
		$43,959,649
________________________________________________________________________________________________________
Professional Services — 2.4%
________________________________________________________________________________________________________
Recruit Holdings Co., Ltd.	237,875	$9,271,481
SGS SA, Class R	535	1,547,580
Verisk Analytics, Inc.	28,344	4,605,050
________________________________________________________________________________________________________
		$15,424,111
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 3.1%
________________________________________________________________________________________________________
ASML Holding NV	26,536	$7,446,984
Infineon Technologies AG	291,270	6,257,337
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	123,777	6,676,531
________________________________________________________________________________________________________
		$20,380,852
________________________________________________________________________________________________________
Software — 4.2%
________________________________________________________________________________________________________
Microsoft Corp.	130,380	$22,194,587
NortonLifeLock, Inc.	176,180	5,007,036
________________________________________________________________________________________________________
		$27,201,623
________________________________________________________________________________________________________
Specialty Retail — 3.1%
________________________________________________________________________________________________________
Buckle, Inc. (The)	71,220	$1,738,480
Industria de Diseno Textil SA	144,163	4,847,779
Lowe's Cos., Inc.	72,403	8,416,125
TJX Cos., Inc. (The)	91,565	5,405,997
________________________________________________________________________________________________________
		$20,408,381
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 2.5%
________________________________________________________________________________________________________
Apple, Inc.	53,948	$16,697,446
________________________________________________________________________________________________________
		$16,697,446
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 2.0%
________________________________________________________________________________________________________
adidas AG	13,380	$4,229,606
LVMH Moet Hennessy Louis Vuitton SE	15,159	6,601,322
Pandora A/S	40,449	2,087,808
________________________________________________________________________________________________________
		$12,918,736
________________________________________________________________________________________________________
Wireless Telecommunication Services — 1.0%
________________________________________________________________________________________________________
Tele2 AB, Class B	417,739	$6,302,468
________________________________________________________________________________________________________
		$6,302,468
________________________________________________________________________________________________________
Total Common Stocks (identified cost $527,841,939)		$643,823,933
________________________________________________________________________________________________________
Preferred Stocks — 0.2%
Security	Shares	Value
________________________________________________________________________________________________________
Food Products — 0.1%
________________________________________________________________________________________________________
Ocean Spray Cranberries, Inc., 6.25%(4)	11,860	$1,031,820
________________________________________________________________________________________________________
		$1,031,820
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.1%
________________________________________________________________________________________________________
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	15,465	$351,519
________________________________________________________________________________________________________
		$351,519
________________________________________________________________________________________________________
Total Preferred Stocks (identified cost $1,265,285)		$1,383,339
________________________________________________________________________________________________________
Corporate Bonds & Notes — 1.1%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Air Freight & Logistics — 0.0%(1)
________________________________________________________________________________________________________
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)	$100	$92,222
________________________________________________________________________________________________________
		$92,222
________________________________________________________________________________________________________
Banks — 0.2%
________________________________________________________________________________________________________
Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(6)	$255	$285,489
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	240	260,713
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	280	299,150
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	237	261,673
________________________________________________________________________________________________________
		$1,107,025
________________________________________________________________________________________________________
Capital Markets — 0.1%
________________________________________________________________________________________________________
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	$325	$342,327
________________________________________________________________________________________________________
		$342,327
________________________________________________________________________________________________________
Diversified Financial Services — 0.7%
________________________________________________________________________________________________________
PPTT, 2006-A GS, Class A, 6.061%(4)(6)(7)	$4,541	$4,708,385
________________________________________________________________________________________________________
		$4,708,385
________________________________________________________________________________________________________
Electric Utilities — 0.0%(1)
________________________________________________________________________________________________________
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$92,156
________________________________________________________________________________________________________
		$92,156
________________________________________________________________________________________________________
Gas Utilities — 0.0%(1)
________________________________________________________________________________________________________
NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$303,192
________________________________________________________________________________________________________
		$303,192
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.1%
________________________________________________________________________________________________________
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$207	$145,093
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(6)	2,008	20,077
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	180,969
________________________________________________________________________________________________________
		$346,139
________________________________________________________________________________________________________
Pipelines — 0.0%(1)
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	$180	$171,314
________________________________________________________________________________________________________
		$171,314
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $8,722,914)		$7,162,760
________________________________________________________________________________________________________
Short-Term Investments — 0.0%(1)
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(8)	44,247	$ 44,251
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $44,251)		$44,251
________________________________________________________________________________________________________
Total Investments — 99.7% (identified cost $537,874,389)		$652,414,283
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.3%		$2,085,731
________________________________________________________________________________________________________
Net Assets — 100.0%		$654,500,014
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Amount is less than 0.05%.
(2)		Non-income producing security.
(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $6,059,432 or 0.9% of the Fund's net assets.

(5)		Security converts to variable rate after the indicated fixed-rate coupon period.
(6)		Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)		Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at January 31, 2020.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	49.7%	$324,192,873
United Kingdom	9.6	62,797,729
Japan	7.5	48,885,659
Switzerland	5.1	33,460,057
Sweden	4.0	26,131,752
Spain	4.0	26,110,989
France	3.9	25,286,162
Germany	3.4	22,326,905
Denmark	2.4	15,432,358
Netherlands	1.7	10,975,880
Canada	1.6	10,393,773
Australia	1.2	7,622,747
Finland	1.1	7,381,735
Italy	1.1	7,308,231
Belgium	1.0	6,715,106
Taiwan	1.0	6,676,531
Hong Kong	0.9	5,685,723
China	0.8	5,009,996
Brazil	0.0 (1)	20,077
Total Investments	100.0%	$652,414,283
(1)	Amount is less than 0.05%.

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Futures Contracts
Description		Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index		215	Long	3/20/20	$34,658,000	$(476,242)
STOXX Europe 600 Index		1,323	Short	3/20/20	(27,048,735)	619,752
STOXX Europe 600 Banks Index		663	Short	3/20/20	(4,478,565)	(2,114)
						$141,396
Abbreviations:
ADR	-	American Depositary Receipt
PPTT	-	Preferred Pass-Through Trust

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

 Investments in Affiliated Funds

At January 31, 2020, the value of the Fund's investment in affiliated funds was $44,251, which represents less than 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$397,033	$26,752,257	$(27,104,559)	$(478)	$(2)	$44,251	$5,379	44,247

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$41,857,535	$17,370,740	$—	$59,228,275
Consumer Discretionary	35,730,160	34,485,955	—	70,216,115
Consumer Staples	12,975,079	27,535,173	—	40,510,252
Energy	25,951,983	—	—	25,951,983
Financials	45,802,382	55,569,207	—	101,371,589
Health Care	43,132,410	42,690,711	—	85,823,121
Industrials	38,836,802	63,944,127	—	102,780,929
Information Technology	61,852,618	35,292,115	—	97,144,733
Materials	—	21,377,470	—	21,377,470
Real Estate	12,095,134	—	—	12,095,134
Utilities	14,458,801	12,865,531	—	27,324,332
________________________________________________________________________________________________________
Total Common Stocks	$332,692,904	$311,131,029*	$—	$643,823,933
________________________________________________________________________________________________________
Preferred Stocks
Consumer Staples	$—	$1,031,820	$—	$1,031,820
Energy	351,519	—	—	351,519
________________________________________________________________________________________________________
Total Preferred Stocks	$351,519	$1,031,820	$—	$1,383,339
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$7,162,760	$—	$7,162,760
Short-Term Investments	—	44,251	—	44,251
________________________________________________________________________________________________________
Total Investments	$333,044,423	$319,369,860	$—	$652,414,283
________________________________________________________________________________________________________
Futures Contracts	$619,752	$—	$—	$619,752
________________________________________________________________________________________________________
Total	$333,664,175	$319,369,860	$—	$653,034,035
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Futures Contracts	$(478,356)	$—	$—	$(478,356)
________________________________________________________________________________________________________
Total	$(478,356)	$—	$—	$(478,356)
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.